UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Management, Inc.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-6788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            August 12, 2003

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $86,594


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

AT&T Wireless Services Inc             Com        00209A106    2,450   298,400   Sh        Defined      02,03     298,400   0    0
Allen Telecom Inc                      Com        018091108    1,906   115,400   Sh        Defined      02,03     115,400   0    0
Biogen Inc                             Com        090597105    3,926   103,400   Sh        Defined      02,03     103,400   0    0
Clayton Homes Inc                      Com        184190106    4,096   326,400   Sh        Defined      02,03     326,400   0    0
Comcast Corp New                    Cl A Spl      20030N200      716    24,700   Sh        Defined      02,03      24,700   0    0
Concord EFS Inc                        Com        206197105    2,994   203,400   Sh        Defined      02,03     203,400   0    0
Cox Communications Inc.               Cl A        224044107    2,393    75,000   Sh        Defined      02,03      75,000   0    0
J D Edwards & Co                       Com        281667105    4,516   315,600   Sh        Defined      02,03     315,600   0    0
Enzon Pharmaceuticals Inc              Com        293904108    5,871   467,800   Sh        Defined      02,03     467,800   0    0
Expedia Inc                           Cl A        302125109   21,510   282,500   Sh        Defined      02,03     282,500   0    0
FEI Co                                 Com        30241L109    1,265    68,400   Sh        Defined      02,03      67,400   0    0
Hispanic Broadcasting Corp            Cl A        43357B104   24,972   981,200   Sh        Defined      02,03     981,200   0    0
Quintiles Transnational Corp           Com        748767100    2,532   178,700   Sh        Defined      02,03     178,700   0    0
Sports Authority Inc                   Com        849176102    2,236   209,000   Sh        Defined      02,03     209,000   0    0
Veridian Corp                          Com        92342R203    5,049   144,700   Sh        Defined      02,03     144,700   0    0
Wiltel Communications Group Inc        Com        972487102      162    10,881   Sh        Defined      02,03      10,881   0    0